Commitments and Contingencies - Fiscal Year Maturity (Footnotes) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2020 CAD ($) GWh agreement_renewal contract MW	Jan. 01, 2021 CAD ($)
Long-term Purchase Commitment [Line Items]
Purchase obligation		$ 8,884
Waneta Expansion capacity agreement
Long-term Purchase Commitment [Line Items]
Purchase obligation		2,576
Waneta Expansion capacity agreement | FortisBC Electric
Long-term Purchase Commitment [Line Items]
Purchase commitment term	40 years
Gas and fuel purchase obligations
Long-term Purchase Commitment [Line Items]
Purchase obligation		2,355
Gas and fuel purchase obligations | FortisBC Energy
Long-term Purchase Commitment [Line Items]
Purchase obligation		1,482
Gas and fuel purchase obligations | UNS Energy
Long-term Purchase Commitment [Line Items]
Purchase obligation		747
Power purchase and capacity
Long-term Purchase Commitment [Line Items]
Purchase obligation		$ 1,867
Power purchase and capacity | FortisBC Electric
Long-term Purchase Commitment [Line Items]
Purchase commitment term		20 years
Purchase obligation		$ 295
Power purchase and capacity | FortisBC Electric | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		200
Volume of energy required to be purchased (in GWh) | GWh		1,752
Power purchase and capacity | Maritime Electric
Long-term Purchase Commitment [Line Items]
Purchase obligation		$ 910
Number of long-term take-or-pay contracts | contract		2
Power purchase and capacity | Maritime Electric | Nuclear Generating Station
Long-term Purchase Commitment [Line Items]
Share of plant output, percentage		4.55%
Power purchase and capacity | FortisOntario
Long-term Purchase Commitment [Line Items]
Purchase obligation		$ 599
Power purchase and capacity | FortisOntario | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		145
Power purchase and capacity | FortisOntario | Minimum
Long-term Purchase Commitment [Line Items]
Volume of energy required to be purchased (in GWh) | GWh		537
Renewable Power
Long-term Purchase Commitment [Line Items]
Purchase obligation		$ 1,380
Renewable Power | TEP and UNS Electric
Long-term Purchase Commitment [Line Items]
Purchase commitment, percentage		100.00%
ITC easement agreement
Long-term Purchase Commitment [Line Items]
Purchase obligation		$ 381
ITC easement agreement | ITC
Long-term Purchase Commitment [Line Items]
Number of agreement renewals | agreement_renewal		10
Agreement renewal term		50 years
Notice, period in advance		1 year
Other
Long-term Purchase Commitment [Line Items]
Purchase obligation		$ 116
Other | UNS Energy | Forecast
Long-term Purchase Commitment [Line Items]
Purchase obligation			$ 24